Share capital and contributed surplus	12 Months Ended
Jun. 30, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital and contributed surplus
Share capital and contributed surplus

a)	Authorized

100,000,000 Preferred Variable Voting Shares (“PVVS”), redeemable at the option of the Company at any time at a millionth of a cent per share, no entitlement to dividends, voting
Unlimited Common Voting Shares without nominal or par value
Unlimited Variable Voting Shares without nominal or par value
Unlimited Non-Voting Shares without nominal or par value

Preferred Variable Voting Shares

On May 14, 2018, the PVVS were transferred to the Company’s Executive Chairmen and Chief Executive Officer ("CEO"), in accordance with the terms of a shareholders agreement among the Company and holder of the PVVS (the “PVVS Shareholder Agreement”). On the date of such transfer, the CEO entered into the PVVS Shareholder Agreement with the Company, pursuant to which the CEO: (i) agreed not to transfer the PVVS, in whole or in part, except with the prior written approval of the Board; (ii) granted to the Company the unilateral right to compel the transfer of the PVVS, at any time and from time to time, in whole or in part, to a person designated by the Board; and (iii) granted to the Company a power of attorney to effect any transfers contemplated by the PVVS Shareholder Agreement.  The Board will not approve or compel a transfer without first obtaining the approval of the TSX and the PVVS Shareholder Agreement cannot be amended, waived or terminated unless approved by the TSX.
Common shares
On September 30, 2014, the Company’s shareholders approved a reorganization of the Company’s share capital structure (the “Share Capital Reorganization”) to address the Canadian ownership requirements of DHX Television. The Share Capital Reorganization was affected on October 9, 2014 and resulted in, among other things, the creation of three new classes of shares: Common Voting Shares, Variable Voting Shares and Non-Voting Shares.
On October 9, 2014, each outstanding Common Share of the Company that was not owned and controlled by a Canadian for the purposes of the Broadcasting Act (Canada) (the “Broadcasting Act”) was converted into one Variable Voting Share and each outstanding Common Share that was owned and controlled by a Canadian for the purposes of the Broadcasting Act was converted into one Common Voting Share. Each Common Voting Share carries one vote per share on all matters. Each Variable Voting Share carries one vote per share unless the number of Variable Voting Shares outstanding exceeds 33 1/3% of the total number of Variable Voting Shares and Common Voting Shares outstanding, in which case the voting rights per share of the Variable Voting Shares are reduced so that the total number of votes associated with the outstanding Variable Voting Shares equals 33 1/3% of the total votes associated with the outstanding Variable Voting Shares and Common Voting Shares combined. The economic rights of each Variable Voting Share, each Common Voting Share and each Non-Voting Share are the same. All of the unissued Common Shares of the Company were cancelled on the completion of the Share Capital Reorganization. The Variable Voting Shares and Common Voting Shares are listed on the TSX under the ticker symbol DHX. On June 23, 2015, the Variable Voting Shares were listed on the NASDAQ under the ticker symbol DHXM.
b) Issued and outstanding

	June 30, 2018		June 30, 2017

	Number	Amount	Number	Amount
		$		$

Preferred variable voting shares (note 13 (a))	100,000,000	—	100,000,000	—

Common shares (note 13 (c))
Opening balance	134,061,548	304,320	133,774,729	302,828
Dividend reinvestment	108,180	419	195,319	1,138
Shares issued pursuant to the ESPP	43,496	199	31,500	205
PSU's settled	20,666	69	—	—
Options exercised	60,000	160	60,000	149

Ending balance	134,293,890	305,167	134,061.548	304,320

c) Common shares
The common shares of the Company are inclusive of Common Voting Shares, Variable Voting Shares and Non-Voting Shares. As at June 30, 2018, the Company had 99,510,508 Common Voting Shares, 34,783,382 Variable Voting Shares and nil Non-Voting Shares issued and outstanding (2017 - 103,821,287, 30,240,261, and nil respectively).
During the year ended June 30, 2018, the Company issued 43,496 common shares, at an average price of $4.58 as part of the Company’s employee share purchase plan (2017 - 31,500 at $6.51).

During the year ended June 30, 2018, 60,000 common shares were issued out of treasury at an average price of $1.81 upon exercise of stock options (2017 - 60,000 at $1.73).

During the year ended June 30, 2018, the Company issued 108,180 common shares at an average price of $3.87, as part of the shareholder enrollment in the Company's dividend reinvestment program (2017 - 195,319 at 5.82).

d) Stock options

As at June 30, 2018 and 2017, the Company had the following stock options outstanding:

		Weighted average
	Number of	exercise price
	options	per stock option

Outstanding at June 30, 2016	7,137,125	6.93

Granted	1,742,400	6.79
Exercised	(60,000)	1.73

Outstanding at June 30, 2017	8,819,525	6.93

Granted	1,920,000	5.69
Forfeited	(2,431,050)	7.85
Cancelled	(125,000)	7.13
Exercised	(60,000)	1.81

Outstanding at June 30, 2018	8,123,475	6.41

Exercisable at June 30, 2018	4,297,150	6.12

The total maximum number of common shares to be reserved for issuance through the Company's option plan at June 30, 2018 is 8.5% (2017 - 8.5%) of the total number of outstanding common shares at any time. As at June 30, 2018, this amounted to 11,414,980 (2017 - 11,395,231).

On October 3, 2016, 1,342,400 stock options were issued at $7.02 per share, vesting over four years, expiring on October 2, 2023.

On February 16, 2017, 400,000 stock options were issued at $6.08 per share, vesting over four years, expiring on February 15, 2024.

On July 11, 2017, 1,620,000 stock options were granted to directors, officers and employees with an exercise price of $5.73 per common share, vesting over four years and expiring on July 10, 2024.

On October 2 2017, 300,000 stock options were granted to employees with and exercise price of $5.47 per common share, vesting over four years , expiring on October 1, 2024.

The weighted average grant date value of stock options and assumptions using the Black-Scholes option pricing model for the year ended June 30, 2018 and 2017 are as follows:

	2018	2017

Weighted average grant date value	$1.67	$2.01
Risk-free rate	1.45%	0.69%
Expected option life	5 years	5 years
Expected volatility	36%	37%
Expected dividend yield	1.35%	1.08%

During the year ended June 30, 2018, the compensation expense recognized as a result of stock options was $2,159 (2017 - $4,972), with a corresponding adjustment to contributed surplus.

Information related to options outstanding at June 30, 2018 is presented below.

	Number	Weighted	Weighted	Number	Weighted
Range of	outstanding at	average	average	exercisable at	average
exercise prices	June 30,	remaining	exercise	June 30,	exercise
	2018	contractual life	price	2017	price
		years	$		$

$1.50 - $3.49	655,625	0.03	2.03	655,625	2.03
$3.50 - $5.49	1,170,000	1.90	4.43	870,000	4.07
$5.50 - $7.49	4,027,100	4.35	6.57	1,324,900	7.00
$7.50 - $9.49	2,270,750	2.71	8.40	1,446,625	8.40

Total	8,123,475	3.19	6.41	4,297,150	6.12

e) Performance share unit plan

As described in note 3, on December 16, 2015, the Company's Shareholders approved the Plan for eligible employees of the Company. During the year ended June 30, 2017, and in two separate awards, the Company granted certain eligible employees a target number of PSUs that vest over up to a three-year period. On the vesting date, each eligible employee will receive common shares as settlement.
As at June 30, 2018, there were 207,270 (2017 - 338,665) PSUs both granted and outstanding. During the year, the compensation expense recognized as a result of the PSUs was $791 (2017 - $895), with a corresponding adjustment to contributed surplus.

During the year ended June 30, 2018, 20,666 PSU's were paid out to employees, 87,076 were forfeited and 23,653 were cancelled relating to taxes payable on the units issued.